Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 121.9	$ 127.7
Calls/ Maturities/ Paydowns	0.8	2.4
Purchases	4.0	2.5
Sales	(10.0)	(15.0)
Net Realized (Gain)/Loss on Sales	8.9	(17.2)
Change in Valuation	(15.5)	3.2
Net Transfers In (Out)	0.0	18.3
Ending Fair value	110.1	$ 121.9
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net realized gains (losses) on security sales
Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	0.0
Calls/ Maturities/ Paydowns	0.0
Purchases	3.0
Sales	0.0
Net Realized (Gain)/Loss on Sales	0.0
Change in Valuation	0.0
Net Transfers In (Out)	0.0
Ending Fair value	3.0	$ 0.0
Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	67.4	76.4
Calls/ Maturities/ Paydowns	(8.1)	0.0
Purchases	1.0	2.5
Sales	0.0	(15.0)
Net Realized (Gain)/Loss on Sales	0.0	(17.2)
Change in Valuation	(11.1)	20.7
Net Transfers In (Out)	0.0	0.0
Ending Fair value	49.2	67.4
Nonredeemable preferred stocks | Industrials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	16.4	34.4
Calls/ Maturities/ Paydowns	0.0	(0.5)
Purchases	0.0	0.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	(1.6)	(17.5)
Net Transfers In (Out)	0.0	0.0
Ending Fair value	14.8	16.4
Common equities | Common Stocks, by Industry
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	18.3	0.0
Calls/ Maturities/ Paydowns	8.1	0.0
Purchases	0.0	0.0
Sales	(10.0)	0.0
Net Realized (Gain)/Loss on Sales	8.9	0.0
Change in Valuation	(2.8)	0.0
Net Transfers In (Out)	0.0	18.3
Ending Fair value	22.5	18.3
Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	19.8	16.9
Calls/ Maturities/ Paydowns	0.8	2.9
Purchases	0.0	0.0
Sales	0.0	0.0
Net Realized (Gain)/Loss on Sales	0.0	0.0
Change in Valuation	0.0	0.0
Net Transfers In (Out)	0.0	0.0
Ending Fair value	$ 20.6	$ 19.8